Interests in subsidiaries (Detail 1.2) € in Millions, SFr in Millions		12 Months Ended
		Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Individually significant subsidiaries of UBS AG
Share capital				$ 338,000,000	$ 338,000,000
UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Holding LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Group Functions
Share capital	[1],[2]			3,150,000,000
Equity interest accumulated in %	[1]	100.00%
Common share capital	[1]			1,000
Preference share capital	[1]			3,150,000,000
UBS Americas Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Group Functions
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Asset Management AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Asset Management
Share capital | SFr	[1]	SFr 43.2
Equity interest accumulated in %	[1]	100.00%
UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Bank USA
Registered office	[1]	Salt Lake City, Utah, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Europe SE
Registered office	[1]	Frankfurt, Germany
Primary business division	[1]	Global Wealth Management
Share capital | €	[1]		€ 446.0
Equity interest accumulated in %	[1]	100.00%
UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Financial Services Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Securities LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Investment Bank
Share capital	[1],[3]			1,283,100,000
Equity interest accumulated in %	[1]	100.00%
Common share capital	[1]			100,000
Preference share capital	[1]			1,283,000,000
UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Switzerland AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Personal & Corporate Banking
Share capital | SFr	[1]	SFr 10.0
Equity interest accumulated in %	[1]	100.00%
UBS AG
Individually significant subsidiaries of UBS AG
Share capital				338,000,000	$ 338,000,000
UBS AG | UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Holding LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Group Functions
Share capital	[1],[2]			3,150,000,000
Equity interest accumulated in %	[1]	100.00%
Common share capital	[1]			1,000
Preference share capital	[1]			3,150,000,000
UBS AG | UBS Americas Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Group Functions
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Asset Management AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Asset Management
Share capital | SFr	[1]	SFr 43.2
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Bank USA
Registered office	[1]	Salt Lake City, Utah, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Europe SE
Registered office	[1]	Frankfurt, Germany
Primary business division	[1]	Global Wealth Management
Share capital | €	[1]		€ 446.0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Financial Services Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]			0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Securities LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Investment Bank
Share capital	[1],[3]			1,283,100,000
Equity interest accumulated in %	[1]	100.00%
Common share capital	[1]			100,000
Preference share capital	[1]			$ 1,283,000,000
UBS AG | UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Switzerland AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Personal & Corporate Banking
Share capital | SFr	[1]	SFr 10.0
Equity interest accumulated in %	[1]	100.00%

[1]	Includes direct and indirect subsidiaries of UBS AG
[2]	Consists of common share capital of USD 1,000 and non-voting preferred share capital of USD 3,150,000,000.
[3]	Consists of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.